Investments - Summary of Net Income and Cash Flows from Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of discontinued operations [line items]
Share of earnings of equity-accounted investees	$ 7	$ 3	$ 9
Dividend income		2	2
Net income from discontinued operations	$ 173	$ 124	$ 155
Net income per share from discontinued operations
Basic	$ 0.21	$ 0.15	$ 0.18
Diluted	$ 0.21	$ 0.14	$ 0.18
Discontinued operations [member]
Disclosure of discontinued operations [line items]
Share of earnings of equity-accounted investees	$ 151	$ 92	$ 112
Dividend income	24	31	48
Income tax (expense) recovery	(2)	1	(5)
Net income from discontinued operations	$ 173	$ 124	$ 155
Net income per share from discontinued operations
Basic	$ 0.21	$ 0.15	$ 0.18
Diluted	$ 0.21	$ 0.14	$ 0.18
Dividends from discontinued operations	$ 176	$ 195	$ 127